VARIABLE INTEREST ENTITIES ("VIE") - Noncontrolling interest (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity
Net loss			$ (255,485)	$ (16,952)
Ending balance		$ 2,000	2,000
TH/NVG
Shareholders' equity
Total purchase consideration	$ 16,868
Working capital adjustment presented as consideration payable	$ (4,849)
Net loss		(4,491)
Ending balance		7,528	7,528
TH/NVG | VIE
Shareholders' equity
Net loss			(4,491)
Ending balance		7,528	7,528
Parma
Shareholders' equity
Net loss		(5,528)
Ending balance		(5,528)	(5,528)
Parma | VIE
Shareholders' equity
Net loss			(5,528)
Ending balance		$ (5,528)	$ (5,528)